Provision for Income Taxes (Tables)	12 Months Ended
Jun. 30, 2026
Provision for Income Taxes [Abstract]
Schedule of Significant Components of Provision for Income Taxes

(a) Significant components of the provision for income taxes are as follows

	For the year ended June 30,
	2026	2025	2024
Income tax expenses	$43,567	$131,232	$127,319
Deferred expenses (benefit)	549	(734)	(87)
Total	$44,116	$130,498	$127,232

Schedule of Reconciliation of Differences between Statutory and Effective Tax Expenses

(b) The following table provides the reconciliation of the differences between statutory and effective tax expenses for the year for the years ended June 30, 2026, 2025 and 2024.

	For the year ended June 30,
	2026		2025		2024
Income before tax expenses	$330,561		$1,152,223		$1,120,062
Income taxes computed at Hong Kong Profits Tax rate	54,543	16.5%	156,048	16.5%	184,810	16.5%
Rate differences in various jurisdictions	12,167	3.7%	35,101	0.1%	322	0.0%
Tax allowance at the statutory tax rates	(8,256)	(2.5%)	(13,531)	(1.2%)	(7,815)	(0.7%)
Tax effect on non-assessable income	(2,900)	(0.9%)	(6,630)	(0.6%)	(8,222)	(0.7%)
Tax effect of two-tier tax rate	(21,154)	(6.4%)	(42,308)	(3.7%)	(42,308)	(3.7%)
Valuation allowance for tax losses	10,626	3.2%	—	0.0%	—	0.0%
Others	(910)	(0.3%)	1,818	0.2%	445	0.0%
Income taxes	$44,116	13.3%	$130,498	11.3%	$127,232	11.4%

Significant Components of Deferred Tax Assets

Significant components of the deferred tax assets are presented below

	As of year ended June 30,
	2026	2025
Deferred tax assets:
– Tax losses carry forwards	$10,626	$—
– Provision for credit losses	231	(873)
– Plant and equipment	(1,255)	568
– Right-of-use asset and lease liabilities	3,211	3,043
Total deferred tax asset	12,813	2,738
Less: Valuation allowance for tax losses	(10,626)	—
Deferred tax assets, net	$2,187	$2,738